UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23226)

Listed Funds Trust

(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202

(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: August 31

Date of reporting period: February 28, 2025

Item 1. Reports to Stockholders.

(a)

Overlay Shares Core Bond ETF
OVB (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Overlay Shares Core Bond ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://lsfunds.com/ovb. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Core Bond ETF	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$46,680,536
Number of Holdings	10
Portfolio Turnover	5%
30-Day SEC Yield	3.01%
Distribution Yield	5.65%
Visit https://lsfunds.com/ovb for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
iShares Core U.S. Aggregate Bond ETF	99.8%
First American Government Obligations Fund	0.6%
CBOE S&P 500 Index	-0.3%
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovb.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Core Bond ETF	PAGE 1	TSR-SAR-53656F862

Overlay Shares Foreign Equity ETF
OVF (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Overlay Shares Foreign Equity ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://lsfunds.com/ovf. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Foreign Equity ETF	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$15,967,679
Number of Holdings	11
Portfolio Turnover	5%
30-Day SEC Yield	2.52%
Distribution Yield	4.82%
Visit https://lsfunds.com/ovf for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
iShares Core MSCI EAFE ETF	80.2%
iShares Core MSCI Emerging Markets ETF	19.6%
First American Government Obligations Fund	0.6%
CBOE S&P 500 Index	-0.4%
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovf.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Foreign Equity ETF	PAGE 1	TSR-SAR-53656F870

Overlay Shares Hedged Large Cap Equity ETF
OVLH (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Overlay Shares Hedged Large Cap Equity ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://lsfunds.com/ovlh. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Hedged Large Cap Equity ETF	$40	0.80%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$38,035,584
Number of Holdings	6
Portfolio Turnover	27%
30-Day SEC Yield	0.60%
Distribution Yield	0.32%
Visit https://lsfunds.com/ovlh for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	94.4%
First American Government Obligations Fund	3.5%
CBOE S&P 500 Index	2.1%
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovlh.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Hedged Large Cap Equity ETF	PAGE 1	TSR-SAR-53656F581

Overlay Shares Large Cap Equity ETF
OVL (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Overlay Shares Large Cap Equity ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://lsfunds.com/ovl. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Large Cap Equity ETF	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$175,302,662
Number of Holdings	10
Portfolio Turnover	4%
30-Day SEC Yield	0.50%
Distribution Yield	3.06%
Visit https://lsfunds.com/ovl for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
Vanguard S&P 500 ETF	99.8%
First American Government Obligations Fund	0.6%
CBOE S&P 500 Index	-0.4%
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovl.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Large Cap Equity ETF	PAGE 1	TSR-SAR-53656F805

Overlay Shares Municipal Bond ETF
OVM (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Overlay Shares Municipal Bond ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://lsfunds.com/ovm. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Municipal Bond ETF	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$30,566,215
Number of Holdings	10
Portfolio Turnover	4%
30-Day SEC Yield	1.92%
Distribution Yield	4.84%
Visit https://lsfunds.com/ovm for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
iShares National Muni Bond ETF	99.8%
First American Government Obligations Fund	0.6%
CBOE S&P 500 Index	-0.4%
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovm.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Municipal Bond ETF	PAGE 1	TSR-SAR-53656F854

Overlay Shares Short Term Bond ETF
OVT (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Overlay Shares Short Term Bond ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://lsfunds.com/ovt. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Short Term Bond ETF	$38	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$68,481,435
Number of Holdings	10
Portfolio Turnover	4%
30-Day SEC Yield	3.31%
Distribution Yield	6.05%
Visit https://lsfunds.com/ovt for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
Vanguard Short-Term Corporate Bond ETF	99.8%
First American Government Obligations Fund	0.6%
CBOE S&P 500 Index	-0.4%
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovt.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Short Term Bond ETF	PAGE 1	TSR-SAR-53656F573

Overlay Shares Small Cap Equity ETF
OVS (Principal U.S. Listing Exchange: CBOE)
Semi-Annual Shareholder Report | February 28, 2025
This semi-annual shareholder report contains important information about the Overlay Shares Small Cap Equity ETF for the period of September 1, 2024, to February 28, 2025. You can find additional information about the Fund at https://lsfunds.com/ovs. You can also request this information by contacting us at 1-866-704-6857.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Overlay Shares Small Cap Equity ETF	$37	0.75%
*	Annualized
KEY FUND STATISTICS (as of February 28, 2025)

Net Assets	$12,543,246
Number of Holdings	10
Portfolio Turnover	3%
30-Day SEC Yield	1.39%
Distribution Yield	4.20%
Visit https://lsfunds.com/ovs for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of February 28, 2025)

Top 10 Issuers	(%)
iShares Core S&P Small-Cap ETF	99.8%
First American Government Obligations Fund	0.5%
CBOE S&P 500 Index	-0.4%
Other Material Fund Changes:
For the period September 1, 2024 to November 24, 2024, the Fund was listed and traded on the NYSE Arca, Inc. Effective November 25, 2024, the Fund is listed and traded on the Cboe BZX Exchange, Inc.
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://lsfunds.com/ovs.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Liquid Strategies, LLC documents not be householded, please contact Liquid Strategies, LLC at 1-866-704-6857, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Liquid Strategies, LLC or your financial intermediary.
Overlay Shares Small Cap Equity ETF	PAGE 1	TSR-SAR-53656F888

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

(a) Not applicable for semi-annual reports.

(b) Not applicable.

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.

(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Overlay Shares ETFs
Overlay Shares Core Bond ETF (OVB)
Overlay Shares Foreign Equity ETF (OVF)
Overlay Shares Hedged Large Cap Equity ETF (OVLH)
Overlay Shares Large Cap Equity ETF (OVL)
Overlay Shares Municipal Bond ETF (OVM)
Overlay Shares Short Term Bond ETF (OVT)
Overlay Shares Small Cap Equity ETF (OVS)
Semi-Annual Financial Statements & Other Information
February 28, 2025 (Unaudited)

TABLE OF CONTENTS (Unaudited)

Overlay Shares Core Bond ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
iShares Core U.S. Aggregate Bond ETF(a)(b)	469,490	$46,596,883
TOTAL EXCHANGE TRADED FUNDS (Cost $52,472,676)		46,596,883

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.0%(c)
Put Options - 1.0%
CBOE S&P 500 Index(d)(e)
Expiration: 03/07/2025; Exercise Price: $5,970.00	$11,313,550	19	129,675
Expiration: 03/12/2025; Exercise Price: $5,930.00	11,909,000	20	129,100
Expiration: 03/13/2025; Exercise Price: $5,930.00	11,909,000	20	135,000
Expiration: 03/14/2025; Exercise Price: $5,740.00	11,313,550	19	45,410
TOTAL PURCHASED OPTIONS (Cost $422,693)			439,185

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.29%(f)	285,577	$285,577
TOTAL SHORT-TERM INVESTMENTS (Cost $285,577)		285,577
TOTAL INVESTMENTS - 101.4% (Cost $53,180,946)		$47,321,645
Liabilities in Excess of Other Assets - (1.4)%		(641,109)
TOTAL NET ASSETS - 100.0%		$46,680,536

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets. Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $42,552,842.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

1

Overlay Shares Core Bond ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Put Options - (1.3)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/07/2025; Exercise Price: $6,030.00	$(11,313,550)	(19)	$(194,560)
Expiration: 03/12/2025; Exercise Price: $5,990.00	(11,909,000)	(20)	(182,000)
Expiration: 03/13/2025; Exercise Price: $5,990.00	(11,909,000)	(20)	(187,500)
Expiration: 03/14/2025; Exercise Price: $5,800.00	(11,313,550)	(19)	(64,695)
Total Put Options			(628,755)
TOTAL WRITTEN OPTIONS (Premiums received $588,126)			$(628,755)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$46,596,883	$ —	$ —	$46,596,883
Purchased Options	—	439,185	—	439,185
Money Market Funds	285,577	—	—	285,577
Total Investments	$46,882,460	$439,185	$—	$47,321,645
Liabilities:
Investments:
Written Options	$—	$(628,755)	$—	$(628,755)
Total Investments	$—	$(628,755)	$—	$(628,755)

The accompanying notes are an integral part of these financial statements.

2

Overlay Shares Foreign Equity ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
iShares Core MSCI EAFE ETF(a)	169,984	$12,813,394
iShares Core MSCI Emerging Markets ETF(b)	58,444	3,123,247
TOTAL EXCHANGE TRADED FUNDS (Cost $14,388,692)		15,936,641

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.0%(c)
Put Options - 1.0%
CBOE S&P 500 Index(d)(e)
Expiration: 03/07/2025; Exercise Price: $5,970.00	$4,168,150	7	47,775
Expiration: 03/12/2025; Exercise Price: $5,930.00	4,168,150	7	45,185
Expiration: 03/13/2025; Exercise Price: $5,930.00	4,168,150	7	47,250
Expiration: 03/14/2025; Exercise Price: $5,740.00	3,572,700	6	14,340
TOTAL PURCHASED OPTIONS (Cost $146,936)			154,550

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.29%(f)	96,108	$96,108
TOTAL SHORT-TERM INVESTMENTS (Cost $96,108)		96,108
TOTAL INVESTMENTS - 101.4% (Cost $14,631,736)		$16,187,299
Liabilities in Excess of Other Assets - (1.4)%		(219,620)
TOTAL NET ASSETS - 100.0%		$15,967,679

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $2,832,641.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

3

Overlay Shares Foreign Equity ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Put Options - (1.4)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/07/2025; Exercise Price: $6,030.00	$(4,168,150)	(7)	$(71,680)
Expiration: 03/12/2025; Exercise Price: $5,990.00	(4,168,150)	(7)	(63,700)
Expiration: 03/13/2025; Exercise Price: $5,990.00	(4,168,150)	(7)	(65,625)
Expiration: 03/14/2025; Exercise Price: $5,800.00	(3,572,700)	(6)	(20,430)
Total Put Options			(221,435)
TOTAL WRITTEN OPTIONS (Premiums received $204,654)			$(221,435)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$15,936,641	$—	$ —	$15,936,641
Purchased Options	—	154,550	—	154,550
Money Market Funds	96,108	—	—	96,108
Total Investments	$16,032,749	$154,550	$—	$16,187,299
Liabilities:
Investments:
Written Options	$—	$(221,435)	$—	$(221,435)
Total Investments	$—	$(221,435)	$—	$(221,435)

The accompanying notes are an integral part of these financial statements.

4

Overlay Shares Hedged Large Cap Equity ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 94.4%
Vanguard S&P 500 ETF(a)(b)	65,732	$35,911,364
TOTAL EXCHANGE TRADED FUNDS (Cost $35,510,286)		35,911,364

	Notional Amount	Contracts
PURCHASED OPTIONS - 2.1%(c)
Put Options - 2.1%
CBOE S&P 500 Index(d)(e)
Expiration: 03/21/2025; Exercise Price: $5,800.00	$20,245,300	34	157,760
Expiration: 06/20/2025; Exercise Price: $5,800.00	5,954,500	10	131,400
Expiration: 12/19/2025; Exercise Price: $5,800.00	5,954,500	10	233,150
Expiration: 03/20/2026; Exercise Price: $5,800.00	5,954,500	10	268,550
TOTAL PURCHASED OPTIONS (Cost $817,896)			790,860

	Shares	Value
SHORT-TERM INVESTMENTS - 3.5%
Money Market Funds - 3.5%
First American Government Obligations Fund - Class X, 4.29%(f)	1,333,947	$1,333,947
TOTAL SHORT-TERM INVESTMENTS (Cost $1,333,947)		1,333,947
TOTAL INVESTMENTS - 100.0% (Cost $37,662,129)		$38,036,171
Liabilities in Excess of Other Assets - (0.0)%(g)		(587)
TOTAL NET ASSETS - 100.0%		$38,035,584

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $20,850,138.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(g)	Represents less than 0.05% of net assets.

	Level 1	Level 2	Level 3	Total
Investments:
Exchange Traded Funds	$35,911,364	$—	$—	$35,911,364
Purchased Options	—	790,860	—	790,860
Money Market Funds	1,333,947	—	—	1,333,947
Total Investments	$37,245,311	$790,860	$—	$38,036,171

The accompanying notes are an integral part of these financial statements.

5

Overlay Shares Large Cap Equity ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
Vanguard S&P 500 ETF(a)(b)	320,236	$174,954,534
TOTAL EXCHANGE TRADED FUNDS (Cost $170,784,259)		174,954,534

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.9%(c)
Put Options - 0.9%
CBOE S&P 500 Index(d)(e)
Expiration: 03/07/2025; Exercise Price: $5,970.00	$54,185,950	91	621,075
Expiration: 03/12/2025; Exercise Price: $5,930.00	15,481,700	26	167,830
Expiration: 03/13/2025; Exercise Price: $5,930.00	53,590,500	90	607,500
Expiration: 03/14/2025; Exercise Price: $5,740.00	51,804,150	87	207,930
TOTAL PURCHASED OPTIONS (Cost $1,549,653)			1,604,335

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.29%(f)	1,057,824	$1,057,824
TOTAL SHORT-TERM INVESTMENTS (Cost $1,057,824)		1,057,824
TOTAL INVESTMENTS - 101.3% (Cost $173,391,736)		$177,616,693
Liabilities in Excess of Other Assets - (1.3)%		(2,314,031)
TOTAL NET ASSETS - 100.0%		$175,302,662

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $143,906,054.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

6

Overlay Shares Large Cap Equity ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.3)%
Put Options - (1.3)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/07/2025; Exercise Price: $6,030.00	$(54,185,950)	(91)	$(931,840)
Expiration: 03/12/2025; Exercise Price: $5,990.00	(15,481,700)	(26)	(236,600)
Expiration: 03/13/2025; Exercise Price: $5,990.00	(53,590,500)	(90)	(843,750)
Expiration: 03/14/2025; Exercise Price: $5,800.00	(51,804,150)	(87)	(296,235)
Total Put Options			(2,308,425)
TOTAL WRITTEN OPTIONS (Premiums received $2,165,943)			$(2,308,425)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$174,954,534	$—	$ —	$174,954,534
Purchased Options	—	1,604,335	—	1,604,335
Money Market Funds	1,057,824	—	—	1,057,824
Total Investments	$176,012,358	$1,604,335	$—	$177,616,693
Liabilities:
Investments:
Written Options	$—	$(2,308,425)	$—	$(2,308,425)
Total Investments	$—	$(2,308,425)	$—	$(2,308,425)

The accompanying notes are an integral part of these financial statements.

7

Overlay Shares Municipal Bond ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
iShares National Muni Bond ETF(a)(b)	283,221	$30,497,237
TOTAL EXCHANGE TRADED FUNDS (Cost $31,001,118)		30,497,237

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.0%(c)
Put Options - 1.0%
CBOE S&P 500 Index(d)(e)
Expiration: 03/07/2025; Exercise Price: $5,970.00	$7,145,400	12	81,900
Expiration: 03/12/2025; Exercise Price: $5,930.00	7,740,850	13	83,915
Expiration: 03/13/2025; Exercise Price: $5,930.00	8,336,300	14	94,500
Expiration: 03/14/2025; Exercise Price: $5,740.00	7,145,400	12	28,680
TOTAL PURCHASED OPTIONS (Cost $278,696)			288,995

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.29%(f)	192,873	$192,873
TOTAL SHORT-TERM INVESTMENTS (Cost $192,873)		192,873
TOTAL INVESTMENTS - 101.4% (Cost $31,472,686)		$30,979,105
Liabilities in Excess of Other Assets - (1.4)%		(412,890)
TOTAL NET ASSETS - 100.0%		$30,566,215

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $8,505,859.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

8

Overlay Shares Municipal Bond ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Put Options - (1.4)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/07/2025; Exercise Price: $6,030.00	$(7,145,400)	(12)	$(122,880)
Expiration: 03/12/2025; Exercise Price: $5,990.00	(7,740,850)	(13)	(118,300)
Expiration: 03/13/2025; Exercise Price: $5,990.00	(8,336,300)	(14)	(131,250)
Expiration: 03/14/2025; Exercise Price: $5,800.00	(7,145,400)	(12)	(40,860)
Total Put Options			(413,290)
TOTAL WRITTEN OPTIONS (Premiums received $387,397)			$(413,290)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$30,497,237	$—	$—	$30,497,237
Purchased Options	—	288,995	—	288,995
Money Market Funds	192,873	—	—	192,873
Total Investments	$30,690,110	$288,995	$—	$30,979,105
Liabilities:
Investments:
Written Options	$—	$(413,290)	$—	$(413,290)
Total Investments	$—	$(413,290)	$—	$(413,290)

The accompanying notes are an integral part of these financial statements.

9

Overlay Shares Short Term Bond ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
Vanguard Short-Term Corporate Bond ETF(a)(b)	866,367	$68,339,029
TOTAL EXCHANGE TRADED FUNDS (Cost $69,788,544)		68,339,029

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.0%(c)
Put Options - 1.0%
CBOE S&P 500 Index(d)(e)
Expiration: 03/07/2025; Exercise Price: $5,970.00	$12,504,450	21	143,325
Expiration: 03/12/2025; Exercise Price: $5,930.00	30,963,400	52	335,660
Expiration: 03/13/2025; Exercise Price: $5,930.00	12,504,450	21	141,750
Expiration: 03/14/2025; Exercise Price: $5,740.00	13,099,900	22	52,580
TOTAL PURCHASED OPTIONS (Cost $642,705)			673,315

	Shares	Value
SHORT-TERM INVESTMENTS - 0.6%
Money Market Funds - 0.6%
First American Government Obligations Fund - Class X, 4.29%(f)	441,198	$441,198
TOTAL SHORT-TERM INVESTMENTS (Cost $441,198)		441,198
TOTAL INVESTMENTS - 101.4% (Cost $70,872,447)		$69,453,542
Liabilities in Excess of Other Assets - (1.4)%		(972,107)
TOTAL NET ASSETS - 100.0%		$68,481,435

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $16,999,981.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

10

Overlay Shares Short Term Bond ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Put Options - (1.4)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/07/2025; Exercise Price: $6,030.00	$(12,504,450)	(21)	$(215,040)
Expiration: 03/12/2025; Exercise Price: $5,990.00	(30,963,400)	(52)	(473,200)
Expiration: 03/13/2025; Exercise Price: $5,990.00	(12,504,450)	(21)	(196,875)
Expiration: 03/14/2025; Exercise Price: $5,800.00	(13,099,900)	(22)	(74,910)
Total Put Options			(960,025)
TOTAL WRITTEN OPTIONS (Premiums received $891,119)			$(960,025)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$68,339,029	$—	$—	$68,339,029
Purchased Options	—	673,315	—	673,315
Money Market Funds	441,198	—	—	441,198
Total Investments	$68,780,227	$673,315	$—	$69,453,542
Liabilities:
Investments:
Written Options	$—	$(960,025)	$—	$(960,025)
Total Investments	$—	$(960,025)	$—	$(960,025)

The accompanying notes are an integral part of these financial statements.

11

Overlay Shares Small Cap Equity ETF
Schedule of Investments
February 28, 2025 (Unaudited)

	Shares	Value
EXCHANGE TRADED FUNDS - 99.8%
iShares Core S&P Small-Cap ETF(a)(b)	111,972	$12,517,350
TOTAL EXCHANGE TRADED FUNDS (Cost $12,531,399)		12,517,350

	Notional Amount	Contracts
PURCHASED OPTIONS - 1.0%(c)
Put Options - 1.0%
CBOE S&P 500 Index(d)(e)
Expiration: 03/07/2025; Exercise Price: $5,970.00	$2,977,250	5	34,125
Expiration: 03/12/2025; Exercise Price: $5,930.00	2,977,250	5	32,275
Expiration: 03/13/2025; Exercise Price: $5,930.00	3,572,700	6	40,500
Expiration: 03/14/2025; Exercise Price: $5,740.00	2,977,250	5	11,950
TOTAL PURCHASED OPTIONS (Cost $114,785)			118,850

	Shares	Value
SHORT-TERM INVESTMENTS - 0.5%
Money Market Funds - 0.5%
First American Government Obligations Fund - Class X, 4.29%(f)	65,020	$65,020
TOTAL SHORT-TERM INVESTMENTS (Cost $65,020)		65,020
TOTAL INVESTMENTS - 101.3% (Cost $12,711,204)		$12,701,220
Liabilities in Excess of Other Assets - (1.3)%		(157,974)
TOTAL NET ASSETS - 100.0%		$12,543,246

Percentages are stated as a percent of net assets.
CBOE - Chicago Board Options Exchange
(a)
Fair value of this security exceeds 25% of the Fund’s net assets.  Additional information for this security, including the financial statements, is available from the SEC’s EDGAR database at www.sec.gov.

(b)	All or a portion of security has been pledged as collateral for written options. The total value of assets committed as collateral as of February 28, 2025 is $3,289,868.
(c)	Non-income producing security.
(d)	Exchange-traded.
(e)	100 shares per contract.
(f)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
The accompanying notes are an integral part of these financial statements.

12

Overlay Shares Small Cap Equity ETF
Schedule of Written Options
February 28, 2025 (Unaudited)

	Notional Amount	Contracts	Value
WRITTEN OPTIONS - (1.4)%
Put Options - (1.4)%
CBOE S&P 500 Index(a)(b)
Expiration: 03/07/2025; Exercise Price: $6,030.00	$(2,977,250)	(5)	$(51,200)
Expiration: 03/12/2025; Exercise Price: $5,990.00	(2,977,250)	(5)	(45,500)
Expiration: 03/13/2025; Exercise Price: $5,990.00	(3,572,700)	(6)	(56,250)
Expiration: 03/14/2025; Exercise Price: $5,800.00	(2,977,250)	(5)	(17,025)
Total Put Options			(169,975)
TOTAL WRITTEN OPTIONS (Premiums received $159,560)			$(169,975)

Percentages are stated as a percent of net assets.
(a)	Exchange-traded.
(b)	100 shares per contract.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Exchange Traded Funds	$12,517,350	$—	$—	$12,517,350
Purchased Options	—	118,850	—	118,850
Money Market Funds	65,020	—	—	65,020
Total Investments	$12,582,370	$118,850	$—	$12,701,220
Liabilities:
Investments:
Written Options	$—	$(169,975)	$—	$(169,975)
Total Investments	$—	$(169,975)	$—	$(169,975)

The accompanying notes are an integral part of these financial statements.

13

OVERLAY SHARES ETFs
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF
ASSETS:
Investments, at value	$47,321,645	$16,187,299	$38,036,171	$177,616,693	$30,979,105
Deposit at broker for option contracts	14,496	11,163	14,105	120,014	17,292
Interest receivable	821	212	963	2,865	457
Total assets	47,336,962	16,198,674	38,051,239	177,739,572	30,996,854
LIABILITIES:
Written option contracts, at value	628,755	221,435	—	2,308,425	413,290
Payable to adviser	26,453	9,111	15,655	123,905	16,755
Payable for expenses and other liabilities	1,218	449	—	4,580	594
Total liabilities	656,426	230,995	15,655	2,436,910	430,639
NET ASSETS	$46,680,536	$15,967,679	$38,035,584	$175,302,662	$30,566,215
NET ASSETS CONSISTS OF:
Paid-in capital	$55,839,550	$15,068,520	$36,452,106	$153,754,253	$31,705,164
Total distributable earnings/ (accumulated losses)	(9,159,014)	899,159	1,583,478	21,548,409	(1,138,949)
Total net assets	$46,680,536	$15,967,679	$38,035,584	$175,302,662	$30,566,215
Net assets	$46,680,536	$15,967,679	$38,035,584	$175,302,662	$30,566,215
Shares issued and outstanding(a)	2,245,000	640,000	1,110,000	3,710,000	1,385,000
Net asset value per share	$20.79	$24.95	$34.27	$47.25	$22.07
COST:
Investments, at cost	$53,180,946	$14,631,736	$37,662,129	$173,391,736	$31,472,686
PROCEEDS:
Written options premium received	$588,126	$204,654	$—	$2,165,943	$387,397

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

14

OVERLAY SHARES ETFs
Statements of Assets and Liabilities
February 28, 2025 (Unaudited)(Continued)

	Overlay Shares Short Term BondETF	Overlay Shares Small Cap Equity ETF
ASSETS:
Investments, at value	$69,453,542	$12,701,220
Deposit at broker for option contracts	17,592	18,995
Interest receivable	876	170
Total assets	69,472,010	12,720,385
LIABILITIES:
Written option contracts, at value	960,025	169,975
Payable to adviser	29,092	6,883
Payable for expenses and other liabilities	1,458	281
Total liabilities	990,575	177,139
NET ASSETS	$68,481,435	$12,543,246
NET ASSETS CONSISTS OF:
Paid-in capital	$70,789,122	$12,150,482
Total distributable earnings/(accumulated losses)	(2,307,687)	392,764
Total net assets	$68,481,435	$12,543,246
Net assets	$68,481,435	$12,543,246
Shares issued and outstanding(a)	3,070,000	370,000
Net asset value per share	$22.31	$33.90
COST:
Investments, at cost	$70,872,447	$12,711,204
PROCEEDS:
Written options premium received	$891,119	$159,560

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

15

OVERLAY SHARES ETFs
Statements of Operations
For the Period Ended February 28, 2025 (Unaudited)

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF
INVESTMENT INCOME:
Dividend income	$945,977	$266,862	$186,801	$1,129,503	$393,469
Interest income	4,442	1,517	4,314	16,795	2,523
Total investment income	950,419	268,379	191,115	1,146,298	395,992
EXPENSES:
Investment advisory fee	183,481	64,643	100,901	720,355	98,268
Interest expense	732	294	6,314	2,245	372
Total expenses	184,213	64,937	107,215	722,600	98,640
NET INVESTMENT INCOME	766,206	203,442	83,900	423,698	297,352
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,958,084)	(7,755)	3,645,288	18,153,367	(490,694)
Written option contracts expired or closed	992,322	466,338	—	2,437,131	407,928
Net realized gain (loss)	(965,762)	458,583	3,645,288	20,590,498	(82,766)
Net change in unrealized appreciation (depreciation) on:
Investments	495,713	(844,545)	(2,494,760)	(12,079,610)	192,064
Written option contracts	(163,524)	(66,200)	—	(606,438)	(83,888)
Net change in unrealized appreciation (depreciation)	332,189	(910,745)	(2,494,760)	(12,686,048)	108,176
Net realized and unrealized gain (loss)	(633,573)	(452,162)	1,150,528	7,904,450	25,410
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$132,633	$(248,720)	$1,234,428	$8,328,148	$322,762

The accompanying notes are an integral part of these financial statements.

16

OVERLAY SHARES ETFs
Statements of Operations
For the Period Ended February 28, 2025 (Unaudited)(Continued)

	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
INVESTMENT INCOME:
Dividend income	$1,005,088	$165,362
Interest income	5,230	1,083
Total investment income	1,010,318	166,445
EXPENSES:
Investment advisory fee	185,800	44,333
Interest expense	805	260
Total expenses	186,605	44,593
NET INVESTMENT INCOME	823,713	121,852
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(1,032,882)	481,853
Written option contracts expired or closed	1,068,759	248,432
Net realized gain (loss)	35,877	730,285
Net change in unrealized appreciation (depreciation) on:
Investments	293,115	(1,152,680)
Written option contracts	(177,426)	(39,412)
Net change in unrealized appreciation (depreciation)	115,689	(1,192,092)
Net realized and unrealized gain (loss)	151,566	(461,807)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$975,279	$(339,955)

The accompanying notes are an integral part of these financial statements.

17

OVERLAY SHARES ETFs
Statements of Changes in Net Assets

	Overlay Shares Core Bond ETF		Overlay Shares Foreign Equity ETF
	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
OPERATIONS:
Net investment income	$766,206	$1,293,025	$203,442	$399,942
Net realized gain (loss)	(965,762)	372,118	458,583	686,825
Net change in unrealized appreciation (depreciation)	332,189	2,835,514	(910,745)	2,113,345
Net increase (decrease) in net assets from operations	132,633	4,500,657	(248,720)	3,200,112
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(1,444,304)(1)	(1,293,025)	(444,742)(1)	(399,942)
Return of Capital	—	(1,256,472)	—	(381,063)
Total distributions to shareholders	(1,444,304)	(2,549,497)	(444,742)	(781,005)
CAPITAL TRANSACTIONS:
Creations	6,913,652	12,727,990	1,780,717	3,357,182
Redemptions	(7,759,548)	(15,246,009)	(3,739,609)	(3,926,026)
Net increase (decrease) in net assets from capital transactions	(845,896)	(2,518,019)	(1,958,892)	(568,844)
NET INCREASE (DECREASE) IN NET ASSETS	(2,157,567)	(566,859)	(2,652,354)	1,850,263
NET ASSETS:
Beginning of the period	48,838,103	49,404,962	18,620,033	16,769,770
End of the period	$46,680,536	$48,838,103	$15,967,679	$18,620,033
SHARES TRANSACTIONS
Creations	330,000	625,000	70,000	145,000
Redemptions	(380,000)	(755,000)	(150,000)	(175,000)
Total increase (decrease) in shares outstanding	(50,000)	(130,000)	(80,000)	(30,000)

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.
The accompanying notes are an integral part of these financial statements.

18

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Hedged Large Cap Equity ETF		Overlay Shares Large Cap Equity ETF
	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
OPERATIONS:
Net investment income	$83,900	$461,120	$423,698	$1,109,332
Net realized gain	3,645,288	15,159,792	20,590,498	30,214,740
Net change in unrealized appreciation (depreciation)	(2,494,760)	(6,123,266)	(12,686,048)	9,069,886
Net increase in net assets from operations	1,234,428	9,497,646	8,328,148	40,393,958
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(118,592)(1)	(752,923)	(2,934,210)(1)	(1,109,332)
Return of Capital	—	(16,284)	—	(4,097,458)
Total distributions to shareholders	(118,592)	(769,207)	(2,934,210)	(5,206,790)
CAPITAL TRANSACTIONS:
Creations	45,159,022	34,346,349	143,079,620	176,351,447
Redemptions	(31,098,000)	(116,750,314)	(154,488,278)	(188,086,326)
Net increase (decrease) in net assets from capital transactions	14,061,022	(82,403,965)	(11,408,658)	(11,734,879)
NET INCREASE (DECREASE) IN NET ASSETS	15,176,858	(73,675,526)	(6,014,720)	23,452,289
NET ASSETS:
Beginning of the period	22,858,726	96,534,252	181,317,382	157,865,093
End of the period	$38,035,584	$22,858,726	$175,302,662	$181,317,382
SHARES TRANSACTIONS
Creations	1,330,000	1,115,000	3,050,000	4,375,000
Redemptions	(910,000)	(3,875,000)	(3,330,000)	(4,760,000)
Total increase (decrease) in shares outstanding	420,000	(2,760,000)	(280,000)	(385,000)

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.
The accompanying notes are an integral part of these financial statements.

19

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Municipal Bond ETF		Overlay Shares Short Term Bond ETF
	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
OPERATIONS:
Net investment income	$297,352	$385,315	$823,713	$1,593,253
Net realized gain (loss)	(82,766)	339,603	35,877	1,231,151
Net change in unrealized appreciation (depreciation)	108,176	512,318	115,689	2,525,111
Net increase in net assets from operations	322,762	1,237,236	975,279	5,349,515
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(631,202)(1)	(789,769)	(1,551,224)(1)	(2,481,091)
From return of capital	—	(61,844)	—	(586,430)
Total distributions to shareholders	(631,202)	(851,613)	(1,551,224)	(3,067,521)
CAPITAL TRANSACTIONS:
Creations	7,964,083	10,535,498	73,513,635	59,238,700
Redemptions	—	(2,660,061)	(48,042,315)	(81,456,474)
Net increase (decrease) in net assets from capital transactions	7,964,083	7,875,437	25,471,320	(22,217,774)
NET INCREASE (DECREASE) IN NET ASSETS	7,655,643	8,261,060	24,895,375	(19,935,780)
NET ASSETS:
Beginning of the period	22,910,572	14,649,512	43,586,060	63,521,840
End of the period	$30,566,215	$22,910,572	$68,481,435	$43,586,060
SHARES TRANSACTIONS
Creations	360,000	475,000	3,290,000	2,700,000
Redemptions	—	(125,000)	(2,150,000)	(3,720,000)
Total increase (decrease) in shares outstanding	360,000	350,000	1,140,000	(1,020,000)

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.
The accompanying notes are an integral part of these financial statements.

20

OVERLAY SHARES ETFs
Statements of Changes in Net Assets(Continued)

	Overlay Shares Small Cap Equity ETF
	Period Ended February 28, 2025 (Unaudited)	Year Ended August 31, 2024
OPERATIONS:
Net investment income	$121,852	$58,784
Net realized gain	730,285	427,189
Net change in unrealized appreciation (depreciation)	(1,192,092)	1,399,759
Net increase (decrease) in net assets from operations	(339,955)	1,885,732
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(286,460)(1)	(211,208)
From return of capital	—	(111,038)
Total distributions to shareholders	(286,460)	(322,246)
CAPITAL TRANSACTIONS:
Creations	5,469,267	3,866,712
Redemptions	(4,482,010)	(962,796)
Net increase in net assets from capital transactions	987,257	2,903,916
NET INCREASE IN NET ASSETS	360,842	4,467,402
NET ASSETS:
Beginning of the period	12,182,404	7,715,002
End of the period	$12,543,246	$12,182,404
SHARES TRANSACTIONS
Creations	150,000	120,000
Redemptions	(120,000)	(30,000)
Total increase in shares outstanding	30,000	90,000

(1)	All or a portion of this distribution may be reclassified at year-end through tax adjustments.
The accompanying notes are an integral part of these financial statements.

21

OVERLAY SHARES ETFs
Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(d)(j)	Ratio of Interest Expenses to Average Net Assets(d)(j)	Ratio of Expenses to Average Net Assets Excluding Interest(d)(j)	Ratio of Net Investment Income (loss) to Average Net Assets(d)(j)	Portfolio Turnover Rate(c)(e)
Overlay Shares Core Bond ETF
2/28/2025(f)	$21.28	0.32	(0.20)	0.12	(0.61)	—	—	(0.61)	$20.79	0.59%	$46,681	0.75%	0.00%(g)	0.75%	3.13%	5%
8/31/2024	$20.37	0.57	1.45	2.02	(0.57)	—	(0.54)	(1.11)	$21.28	10.33%	$48,838	0.76%	0.01%	0.75%	2.78%	11%
8/31/2023	$21.54	0.44	(0.59)	(0.15)	(0.42)	—	(0.60)	(1.02)	$20.37	−0.63%	$49,405	0.84%	0.09%	0.75%	2.13%	3%
8/31/2022	$26.40	0.26	(3.99)	(3.73)	(0.23)	(0.43)	(0.47)	(1.13)	$21.54	−14.56%	$64,634	0.77%	0.02%	0.75%	1.07%	6%
8/31/2021	$26.61	0.27	0.52	0.79	(0.83)	(0.17)	—	(1.00)	$26.40	3.13%	$143,901	0.77%	0.02%	0.75%	1.03%	7%
8/31/2020(h)	$25.00	0.35	1.92	2.27	(0.62)	(0.04)	—	(0.66)	$26.61	9.22%	$113,744	0.76%	0.01%	0.75%	1.46%	5%
Overlay Shares Foreign Equity ETF
2/28/2025(f)	$25.86	0.29	(0.53)	(0.24)	(0.67)	—	—	(0.67)	$24.95	−0.85%	$15,968	0.75%	0.00%(g)	0.75%	2.36%	5%
8/31/2024	$22.36	0.57	4.03	4.60	(0.57)	—	(0.53)	(1.10)	$25.86	21.15%	$18,620	0.76%	0.01%	0.75%	2.41%	12%
8/31/2023	$21.04	0.45	1.89	2.34	(0.48)	—	(0.54)	(1.02)	$22.36	11.35%	$16,770	0.80%	0.05%	0.75%	2.04%	117%
8/31/2022	$27.84	0.44	(6.04)	(5.60)	(0.54)	(0.14)	(0.52)	(1.20)	$21.04	−20.64%	$11,046	0.78%	0.03%	0.75%	1.79%	8%
8/31/2021	$24.13	0.33	4.39	4.72	(1.01)	—	—	(1.01)	$27.84	19.82%	$6,960	0.77%	0.02%	0.75%	1.28%	10%
8/31/2020(h)	$25.00	0.73	(0.73)	—	(0.80)	(0.05)	(0.02)	(0.87)	$24.13	−0.03%	$4,223	0.76%	0.01%	0.75%	3.42%	8%
Overlay Shares Hedged Large Cap Equity ETF
2/28/2025(f)	$33.13	0.11	1.14	1.25	(0.11)	—	—	(0.11)	$34.27	3.76%	$38,036	0.80%	0.05%	0.75%	0.62%	27%
8/31/2024	$27.98	0.24	5.15	5.39	(0.23)	—	(0.01)	(0.24)	$33.13	19.37%	$22,859	0.82%	0.07%	0.75%	0.83%	21%
8/31/2023	$25.53	0.23	2.42	2.65	(0.15)	(0.05)	—	(0.20)	$27.98	10.49%	$96,534	0.90%	0.15%	0.75%	0.86%	5%
8/31/2022	$28.97	0.14	(3.46)	(3.32)	(0.12)	—	—	(0.12)	$25.53	−11.54%	$26,165	0.85%	0.10%	0.75%	0.51%	24%
8/31/2021(i)	$25.00	0.04	3.93	3.97	—	—	—	—	$28.97	15.89%	$12,313	0.81%	0.06%	0.75%	0.26%	13%
Overlay Shares Large Cap Equity ETF
2/28/2025(f)	$45.44	0.10	2.48	2.58	(0.77)	—	—	(0.77)	$47.25	5.69%	$175,303	0.75%	0.00%(g)	0.75%	0.44%	4%
8/31/2024	$36.08	0.29	10.39	10.68	(0.26)	—	(1.06)	(1.32)	$45.44	30.25%	$181,317	0.76%	0.01%	0.75%	0.74%	11%
8/31/2023	$32.22	0.32	4.73	5.05	(0.23)	—	(0.96)	(1.19)	$36.08	16.19%	$157,865	0.84%	0.09%	0.75%	0.98%	1%
8/31/2022	$39.21	0.23	(5.74)	(5.51)	(0.30)	(0.57)	(0.61)	(1.48)	$32.22	−14.53%	$248,933	0.77%	0.02%	0.75%	0.65%	5%
8/31/2021	$30.08	0.22	10.16	10.38	(0.87)	(0.38)	—	(1.25)	$39.21	35.36%	$200,959	0.77%	0.02%	0.75%	0.66%	6%
8/31/2020(h)	$25.00	0.20	5.15	5.35	(0.23)	(0.04)	—	(0.27)	$30.08	21.62%	$97,768	0.76%	0.01%	0.75%	0.85%	4%
Overlay Shares Municipal Bond ETF
2/28/2025(f)	$22.35	0.25	0.01	0.26	(0.54)	—	—	(0.54)	$22.07	1.19%	$30,566	0.75%	0.00%(g)	0.75%	2.27%	4%
8/31/2024	$21.70	0.47	1.23	1.70	(0.75)	(0.24)	(0.06)	(1.05)	$22.35	8.05%	$22,911	0.76%	0.01%	0.75%	2.15%	12%
8/31/2023	$22.11	0.39	0.18	0.57	(0.38)	—	(0.60)	(0.98)	$21.70	2.67%	$14,650	0.81%	0.06%	0.75%	1.77%	3%
8/31/2022	$26.37	0.25	(3.03)	(2.78)	(0.29)	(0.80)	(0.39)	(1.48)	$22.11	−11.02%	$14,922	0.77%	0.02%	0.75%	1.03%	5%
8/31/2021	$25.80	0.31	1.28	1.59	(0.87)	(0.15)	—	(1.02)	$26.37	6.32%	$11,208	0.77%	0.02%	0.75%	1.19%	7%
8/31/2020(h)	$25.00	0.32	1.14	1.46	(0.61)	(0.05)	—	(0.66)	$25.80	5.92%	$29,020	0.76%	0.01%	0.75%	1.38%	4%
Overlay Shares Short Term Bond ETF
2/28/2025(f)	$22.58	0.37	0.02	0.39	(0.66)	—	—	(0.66)	$22.31	1.71%	$68,481	0.75%	0.00%(g)	0.75%	3.32%	4%
8/31/2024	$21.53	0.63	1.70	2.33	(0.75)	(0.22)	(0.31)	(1.28)	$22.58	11.23%	$43,586	0.76%	0.01%	0.75%	2.90%	13%
8/31/2023	$21.93	0.42	0.17	0.59	(0.44)	—	(0.55)	(0.99)	$21.53	2.81%	$63,522	0.81%	0.06%	0.75%	1.95%	3%
8/31/2022	$25.30	0.20	(2.52)	(2.32)	(0.27)	(0.30)	(0.48)	(1.05)	$21.93	−9.39%	$58,116	0.77%	0.02%	0.75%	0.85%	5%
8/31/2021(i)	$25.00	0.11	0.62	0.73	(0.43)	—	—	(0.43)	$25.30	2.95%	$42,372	0.77%	0.02%	0.75%	0.71%	3%

The accompanying notes are an integral part of these financial statements.

22

OVERLAY SHARES ETFs
Financial Highlights

		INVESTMENT OPERATIONS:			LESS DISTRIBUTIONS FROM:						SUPPLEMENTAL DATA AND RATIOS:
For the Period Ended	Net Asset Value, Beginning of Period	Net Investment Income(a)	Net Realized and Unrealized Gain (Loss) on Investments(b)	Total from Investment Operations	Net Investment Income	Net Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return(c)	Net Assets, End of Period (in Thousands)	Ratio of Expense to Average Net Assets(d)(j)	Ratio of Interest Expenses to Average Net Assets(d)(j)	Ratio of Expenses to Average Net Assets Excluding Interest(d)(j)	Ratio of Net Investment Income (loss) to Average Net Assets(d)(j)	Portfolio Turnover Rate(c)(e)
Overlay Shares Small Cap Equity ETF
2/28/2025(f)	$35.83	0.37	(1.43)	(1.06)	(0.87)	—	—	(0.87)	$33.90	−3.03%	$12,543	0.75%	0.00%(g)	0.75%	2.06%	3%
8/31/2024	$30.86	0.20	5.85	6.05	(0.31)	(0.42)	(0.35)	(1.08)	$35.83	20.16%	$12,182	0.77%	0.02%	0.75%	0.61%	9%
8/31/2023	$30.26	0.24	1.42	1.66	(0.23)	—	(0.83)	(1.06)	$30.86	5.75%	$7,715	0.82%	0.07%	0.75%	0.81%	2%
8/31/2022	$37.20	0.25	(5.77)	(5.52)	(0.34)	(0.34)	(0.74)	(1.42)	$30.26	−15.30%	$7,565	0.78%	0.03%	0.75%	0.74%	5%
8/31/2021	$24.27	0.08	13.83	13.91	(0.89)	(0.09)	—	(0.98)	$37.20	58.12%	$6,510	0.77%	0.02%	0.75%	0.25%	6%
8/31/2020(h)	$25.00	0.19	(0.68)	(0.49)	(0.18)	(0.06)	—	(0.24)	$24.27	−1.93%	$3,034	0.76%	0.01%	0.75%	0.90%	6%

(a)	Net investment income per share has been calculated based on average shares outstanding during the period.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the years, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the period.

(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover rate excludes in-kind transactions.
(f)	Unaudited
(g)	Amount represents less than 0.005%.
(h)	Inception date of the Fund was September 30, 2019.
(i)	Inception date of the Fund was January 14, 2021.
(j)	Does not include income and expenses of investment companies in which the Fund invests.
The accompanying notes are an integral part of these financial statements.

23

Overlay Shares ETFs
Notes To Financial Statements
February 28, 2025 (Unaudited)
1. ORGANIZATION
Overlay Shares Core Bond ETF (“OVB”), Overlay Shares Foreign Equity ETF (“OVF”), Overlay Shares Hedged Large Cap Equity ETF (“OVLH”), Overlay Shares Large Cap Equity ETF (“OVL”), Overlay Shares Municipal Bond ETF (“OVM”), Overlay Shares Short Term Bond ETF (“OVT”) and Overlay Shares Small Cap Equity ETF (“OVS”) (each a “Fund” and collectively, the “Funds”) are each a diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018, and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
Each Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its total return investment objective by investing in one or more other ETFs that seek to obtain exposure based on the following:

Fund	Investment Objectives
OVB	Investment grade, U.S. dollar-denominated, fixed-rate taxable bonds
OVF	Non-U.S. equity securities (from both developed and emerging markets)
OVLH	Hedged U.S. large cap equity securities
OVL	U.S. large cap equity securities
OVM	Investment grade municipal bonds and below investment grade municipal bonds
OVT	Short-term, investment grade, U.S. dollar-denominated, fixed-rate taxable bonds with dollar-weighted average maturity of no more than three years with a maximum maturity of five years
OVS	U.S. small cap equity securities

The Funds may invest directly in the securities held by such ETFs and sell and purchase listed short-term put options to generate income to the Funds (the “Overlay Strategy”).
The Funds’ Overlay Strategy seeks to generate income for the Funds by utilizing a “put spread” consisting of the sale of exchange-listed short-term put options with a notional value (strike price times the value of the shares) up to 100% of each Fund’s net assets and the purchase of an identical number of short-term put options with a lower strike price. Each Fund seeks to generate income from the sale and purchase of put options with a lower strike price to hedge against a decline in the options’ underlying asset, the S&P 500 Index, which consists of approximately 500 leading U.S.-listed companies representing approximately 80% of the U.S. equity market capitalization.
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates – The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions – The net asset value (“NAV”) per share of each Fund will be equal to a Fund’s total assets minus a Funds’ total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement – In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.

24

Overlay Shares ETFs
Notes To Financial Statements
February 28, 2025 (Unaudited)(Continued)
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Fund’s investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or “Trustees”) has designated a fair valuation committee at Liquid Strategies, LLC ( “Liquid Strategies” or the “Adviser”) as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings, or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available, the securities will be valued at fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Funds’ investments. These inputs are summarized in the following hierarchy:
Level 1 –
Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.
The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of February 28, 2025 for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Exchange-traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest asked price across the exchange. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. The premium a fund pays when purchasing a call option or receives when writing a call or put option will reflect, among other things, the market price of the security, the relationship of the exercise price to the market price of the security, the relationship of the exercise price to the volatility of the security, the length of the option period and supply and demand factors. The premium is the value of an option at the date of purchase. All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by

25

Overlay Shares ETFs
Notes To Financial Statements
February 28, 2025 (Unaudited)(Continued)
contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions – Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
Investment Income – Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions – The Funds are treated as separate entities for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest, and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds, except for OVLH, generally pay out dividends from net investment income, if any, quarterly. OVLH will distribute net investment income, if any, annually. Each Fund will distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed earnings and profit for tax purposes are reported as a tax return of capital.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of August 31, 2024, the Funds’ most recent fiscal year end, the Funds had no material uncertain tax positions and did not have a liability for any unrecognized tax benefits. As of August 31, 2024, the Funds’ most recent fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognized no interest or penalties related to uncertain tax benefits in the fiscal year 2024. At August 31, 2024, the Funds’ most recent fiscal year end, the tax periods for the prior three years are open to examination in the Funds’ major tax jurisdictions.
Indemnification – In the normal course of business, the Funds expect to enter into contracts that contain a variety of representations and warranties, and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
Derivatives – Each Fund may purchase and write put and call options on indices and enter into related closing transactions. All options written on indices or securities must be covered, each Fund will segregate cash and/or other liquid assets in an amount equal to the Fund’s obligations. Put and call options on indices give the holder the right to

26

Overlay Shares ETFs
Notes To Financial Statements
February 28, 2025 (Unaudited)(Continued)
receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. The premium paid to the writer is the consideration for undertaking the obligations under the option contract.
The Funds invest in derivatives in order to protect against a possible decline in the market value of securities in its portfolio, to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future and as a means of increasing the yield on its assets. The Funds purchasing put and call options pay a premium; therefore, if price movements in the underlying securities are such that exercise of the options would not be profitable for the Funds, loss of the premium paid may be offset by an increase in the value of the Funds’ securities or by a decrease in the cost of acquisition of securities by the Funds. When the Funds write an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Funds will realize as profit the premium received for such option. When an index call option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to sell the underlying securities to the option holder at the strike price and will not participate in any increase in the price of such securities above the strike price. When an index put option of which the Funds are the writer is exercised, the Funds will be required to deliver a cash amount commensurate to if they were to purchase the underlying securities at a price in excess of the market value of such securities. The Funds maintain minimal counterparty risk through contracts bought or sold on an exchange. As of February 28, 2025, the Funds’ derivative instruments are not subject to a master netting arrangement.
Derivative Instruments – The average monthly value outstanding of purchased and written options during the period ended February 28, 2025, were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF
Purchased Put Options.	$301,583	$100,688	$682,718	$1,151,695
Written Put Options	(534,037)	(175,273)	—	(2,059,655)

	Overlay Shares Municipal Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
Purchased Put Options	$161,362	$314,324	$71,053
Written Put Options	(283,044)	(543,777)	(124,933)

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Assets and Liabilities as of February 28, 2025:

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Overlay Shares Core Bond ETF	Purchased Options	$439,185	$—
	Written Options	—	628,755
Overlay Shares Foreign Equity ETF	Purchased Options	154,550	—
	Written Options	—	221,435
Overlay Shares Hedged Large Cap Equity ETF	Purchased Options	790,860	—
	Written Options	—	—
Overlay Shares Large Cap Equity ETF	Purchased Options	1,604,335	—
	Written Options	—	2,308,425
Overlay Shares Municipal Bond ETF	Purchased Options	288,995	—
	Written Options	—	413,290

27

Overlay Shares ETFs
Notes To Financial Statements
February 28, 2025 (Unaudited)(Continued)

	Equity Risk Contracts	Asset Derivatives, Investments, at Value	Liability Derivatives, Written Options, at Value
Overlay Shares Short Term Bond ETF	Purchased Options	$673,315	$—
	Written Options	—	960,025
Overlay Shares Small Cap Equity ETF	Purchased Options	118,850	—
	Written Options	—	169,975

The following is a summary of the effect of derivative instruments on the Funds’ Statements of Operations for the period ended February 28, 2025:

		Net Realized Gain (Loss)		Net Change in Unrealized Appreciation/Depreciation
		Purchased Options	Written Options	Purchased Options	Written Options
Overlay Shares Core Bond ETF	Equity Risk Contracts	$(1,958,084)	$992,322	$495,713	$(163,524)
Overlay Shares Foreign Equity ETF	Equity Risk Contracts	(7,755)	466,338	(844,545)	(66,200)
Overlay Shares Hedged Large Cap Equity ETF	Equity Risk Contracts	3,645,288	—	(2,494,760)	—
Overlay Shares Large Cap Equity ETF	Equity Risk Contracts	18,153,367	2,437,131	(12,079,610)	(606,438)
Overlay Shares Municipal Bond ETF	Equity Risk Contracts	(490,694)	407,928	192,064	(83,888)
Overlay Shares Short Term Bond ETF	Equity Risk Contracts	(1,032,882)	1,068,759	293,115	(177,426)
Overlay Shares Small Cap Equity ETF	Equity Risk Contracts	481,853	248,432	(1,152,680)	(39,412)

3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement – The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with their investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act.
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Liquid Strategies, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.75% of each Fund’s average daily net assets. Liquid Strategies has agreed to pay all expenses of the Funds except the fee paid to Liquid Strategies under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
Distribution Agreement and 12b-1 Plan – Foreside Fund Services, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as each Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.

28

Overlay Shares ETFs
Notes To Financial Statements
February 28, 2025 (Unaudited)(Continued)
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent – U.S. Bancorp Fund Services LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accounting agent of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the Cboe BZX Exchange, Inc. (the “Exchange”). For the period September 1, 2024 to November 24, 2024, the Funds were listed and traded on the NYSE Arca, Inc. Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to a Fund’s total assets minus a Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee – Authorized Participants will be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased or redeemed by an investor on the applicable business day. The Creation Unit Transaction Fee charged by the Funds for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase or redeem the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (1) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (2) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant

29

Overlay Shares ETFs
Notes To Financial Statements
February 28, 2025 (Unaudited)(Continued)
to deliver the missing deposit securities as soon as possible. If the Funds or their agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

	Period Ended February 28, 2025
	Ordinary Income (1)(2)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Core Bond ETF	$1,444,304	$—	$—	$—
Overlay Shares Foreign Equity ETF	444,742	—	—	—
Overlay Shares Hedged Large Cap Equity ETF	118,592	—	—	—
Overlay Shares Large Cap Equity ETF	2,934,210	—	—	—
Overlay Shares Municipal Bond ETF	631,202	—	—	—
Overlay Shares Short Term Bond ETF	1,551,224	—	—	—
Overlay Shares Small Cap Equity ETF	286,460	—	—	—

	Year Ended August 31, 2024
	Ordinary Income(1)	Tax-Exempt Income	Long-Term Capital Gain	Return of Capital
Overlay Shares Core Bond ETF	$1,293,025	$—	$—	$1,256,472
Overlay Shares Foreign Equity ETF	399,942	—	—	381,063
Overlay Shares Hedged Large Cap Equity ETF	752,923	—	—	16,284
Overlay Shares Large Cap Equity ETF	1,109,332	—	—	4,097,458
Overlay Shares Municipal Bond ETF	170,702	381,247	237,820	61,844
Overlay Shares Short Term Bond ETF	1,992,905	—	488,186	586,430
Overlay Shares Small Cap Equity ETF	87,305	—	123,903	111,038

(1)	Ordinary income may include short-term capital gains.
(2)	All or a portion of these distributions may be reclassified at year-end through tax adjustments.
At August 31, 2024, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes, as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	Overlay Shares Core Bond ETF	Overlay Shares Foreign Equity ETF	Overlay Shares Hedged Large Cap Equity ETF	Overlay Shares Large Cap Equity ETF	Overlay Shares Municipal Bond ETF	Overlay Shares Short Term Bond ETF	Overlay Shares Small Cap Equity ETF
Federal Tax Cost of Investments	$55,310,195	$16,119,692	$20,018,549	$164,012,089	$23,614,746	$45,068,486	$11,094,952
Gross Tax Unrealized Appreciation	$275,760	$2,472,774	$2,943,525	$16,977,996	$74,587	$94,264	$1,184,786
Gross Tax Unrealized Depreciation	(7,007,673)	(75,252)	(55,833)	(636,497)	(905,097)	(1,826,007)	(165,606)
Net Tax Unrealized Appreciation (Depreciation)	(6,731,913)	2,397,522	2,887,692	16,341,499	(830,510)	(1,731,743)	1,019,180
Other Accumulated Gain (Loss)	(1,115,430)	(804,901)	(2,420,050)	(187,028)	1	1	(1)
Total Distributable Earnings / (Accumulated Losses)	$(7,847,343)	$1,592,621	$467,642	$16,154,471	$(830,509)	$(1,731,742)	$1,019,179

30

Overlay Shares ETFs
Notes To Financial Statements
February 28, 2025 (Unaudited)(Continued)
The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to the tax deferral of losses on wash sales and Mark-to-Market of Section 1256 Contracts.
Under current tax law, net capital losses realized after October 31 and net ordinary losses incurred after December 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the taxable year ended August 31, 2024, the Funds’ most recent fiscal year end, the Funds deferred the following post-October losses and late-year ordinary losses:

	Post-October Losses Deferred	Late Year Losses Deferred
Overlay Shares Core Bond ETF	$—	$ —
Overlay Shares Foreign Equity ETF	—	—
Overlay Shares Hedged Large Cap Equity ETF	370,001	—
Overlay Shares Large Cap Equity ETF	—	—
Overlay Shares Municipal Bond ETF	—	—
Overlay Shares Short Term Bond ETF	—	—
Overlay Shares Small Cap Equity ETF	—	—

At August 31, 2024, the Funds’ most recent fiscal year end, the Funds had the following capital loss carryforwards:

	Short Term	Long Term	Expires
Overlay Shares Core Bond ETF	$197,356	$918,076	Indefinite
Overlay Shares Foreign Equity ETF	—	804,902	Indefinite
Overlay Shares Hedged Large Cap Equity ETF	1,435,371	614,678	Indefinite
Overlay Shares Large Cap Equity ETF	47,160	139,867	Indefinite
Overlay Shares Municipal Bond ETF	—	—	Indefinite
Overlay Shares Short Term Bond ETF	—	—	Indefinite
Overlay Shares Small Cap Equity ETF	—	—	Indefinite

During the year ended August 31, 2024, the Funds’ most recent fiscal year end, capital loss carryforwards were utilized by the Funds as follows:

	Short Term	Long Term
Overlay Shares Core Bond ETF.	$672,533	$1,008,541
Overlay Shares Foreign Equity ETF	172,942	419,183
Overlay Shares Hedged Large Cap Equity ETF	—	—
Overlay Shares Large Cap Equity ETF	2,213,785	3,306,876
Overlay Shares Municipal Bond ETF	83,070	126,209
Overlay Shares Short Term Bond ETF	310,953	577,442
Overlay Shares Small Cap Equity ETF	112,120	86,907

6. INVESTMENT TRANSACTIONS
During the period ended February 28, 2025, the Funds realized net capital gains and losses resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from

31

Overlay Shares ETFs
Notes To Financial Statements
February 28, 2025 (Unaudited)(Continued)
distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Overlay Shares Core Bond ETF	$58,242	$(570,992)
Overlay Shares Foreign Equity ETF	453,115	—
Overlay Shares Hedged Large Cap Equity ETF	4,448,819	(471,829)
Overlay Shares Large Cap Equity ETF	20,773,247	—
Overlay Shares Municipal Bond ETF	—	—
Overlay Shares Short Term Bond ETF	106,454	(67,861)
Overlay Shares Small Cap Equity ETF	719,939	—

Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the period ended February 28, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Overlay Shares Core Bond ETF	$2,850,998	$2,570,417	$6,066,786	$7,765,513
Overlay Shares Foreign Equity ETF	902,141	1,081,646	1,778,769	3,737,342
Overlay Shares Hedged Large Cap Equity ETF	10,748,645	7,602,495	32,996,325	23,879,445
Overlay Shares Large Cap Equity ETF	7,382,785	8,691,775	141,782,441	154,346,707
Overlay Shares Municipal Bond ETF	1,054,405	1,372,184	7,961,759	—
Overlay Shares Short Term Bond ETF	2,105,660	2,756,897	73,402,228	47,880,855
Overlay Shares Small Cap Equity ETF	388,248	514,024	5,428,124	4,445,472

7. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect a Fund’s NAV, trading price, yield, total return, and ability to meet its investment objective.
A complete description of principal risks is included in the Funds’ prospectuses under the heading “Principal Investment Risks”.
8. NEW ACCOUNTING PRONOUNCEMENTS
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”). ASU 2023-07 is intended to improve reportable segment disclosure requirements, primarily through enhanced disclosures about significant segment expenses, allowing financial statement users to better understand the components of a segment’s profit or loss and assess potential future cash flows for each reportable segment and the entity as a whole. The amendments expand a public entity’s segment disclosures by requiring disclosure of significant segment expenses that are regularly provided to the chief operating decision maker, clarifying when an entity may report one or more additional measures to assess segment performance, requiring enhanced interim disclosures and providing new disclosure requirements for entities with a single reportable segment, among other new disclosure requirements.
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.

32

Overlay Shares ETFs
Notes To Financial Statements
February 28, 2025 (Unaudited)(Continued)
9. SUBSEQUENT EVENTS
On April 4, 2025, the Funds paid a distribution to shareholders of record on April 3, 2025, as follows:

	Ordinary Income Rate	Ordinary Income Distribution Paid
Overlay Shares Core Bond ETF	$0.29475	$741,296
Overlay Shares Foreign Equity ETF	0.12327	78,893
Overlay Shares Large Cap Equity ETF	0.37355	1,748,214
Overlay Shares Municipal Bond ETF	0.30284	443,661
Overlay Shares Short Term Bond ETF	0.36831	813,965
Overlay Shares Small Cap Equity ETF	0.25304	96,155

Management has evaluated the Funds’ related events and transactions that occurred subsequent to February 28, 2025, through the date of issuance of the Funds’ financial statements. Management has determined that other than as disclosed above there are no subsequent events that would need to be recorded or disclosed in the Funds’ financial statements.

33

OVERLAY SHARES ETFs
ADDITIONAL INFORMATION (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
Not applicable.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the Funds’ most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Not applicable.
TAX INFORMATION
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended August 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Overlay Foreign Equity ETF	98.04%
Overlay Large Cap Equity ETF	100.00%
Overlay Small Cap Equity	100.00%

For the fiscal year ended August 31, 2024, the percent of ordinary income distributions qualifying for the corporate dividends received deduction was as follows:

Overlay Large Cap Equity ETF	0.03%

For the fiscal year ended August 31, 2024, the Overlay Shares Foreign Equity ETF earned foreign source income and paid foreign taxes, which the Fund intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code as follows:

	Foreign Source Income Earned	Foreign Taxes Paid
Overlay Shares Foreign Equity ETF.	$781,005	$16,626

34

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Fund’s Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	5/7/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	5/7/2025

(By Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	5/7/2025

* Print the name and title of each signing officer under his or her signature.